OPPENHEIMER QUEST SMALL CAP VALUE FUND
                  Supplement dated May 15, 1998 to the
                    Prospectus dated January 26, 1998

The Prospectus is changed as follows effective June 1, 1998:

1.    Footnote   number  1  under   the  table   entitled   "Shareholder
Transaction Expenses" on
page 3 is modified to read as follows:

            (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on page 30) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

2. The second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 25 is modified to read as follows:

            If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

3. The first and second sentences of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" starting on page 29 are modified to read as follows:

            If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998).

                                                                     [continued]

                                                                     [continued]

4. The second sentence of the fifth paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" starting on page 29 is modified to read as follows:

            However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998).

5. The paragraph entitled "Special Arrangements With Dealers" on page 31 is hereby deleted.

6. The  following  sub-paragraphs  of the section  entitled  "Waivers of Class A
Sales
Charges" are deleted:

            o if, at the time of purchase of shares (if purchased prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

7. The sub-section captioned "OppenheimerFunds Internet Web Site" under the heading "Special Investor Services" is revised as follows:

            OppenheimerFunds  Internet Web Site.  Information  about the
            Fund,
            including your account balance,  daily share prices,  market and Fund
            portfolio information, may be obtained by visiting the OppenheimerFunds
            Internet Web Site, at the following Internet address:
            http://www.oppenheimerfunds.com.    Additionally,    certain
            account
            transactions  may be requested by any shareholder  listed in the registration
            on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.




May 15, 1998                                                  PSO251.011

                     OPPENHEIMER QUEST SMALL CAP VALUE FUND
                     Supplement   dated  May  15,  1998  to  the   Statement  of
          Additional Information dated January 26, 1998

The Statement of Additional Information is changed as follows effective June 1, 1998:

      The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 44 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).

May 15, 1998                                                PXO251.006


                      OPPENHEIMER QUEST OFFICERS VALUE FUND
                        Supplement Dated October 18, 1996
                    To the Prospectus dated February 15, 1996

      The Prospectus is amended as follows:

      1. The parenthetical in footnote 1 following the table in the section captioned "Shareholder Transaction Expenses" on page 3 is revised to read as follows: "($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 24)."

      2. The first and second sentences in the sub-section captioned "Class A Shares" in "How to Buy Shares-Classes of Shares" on page 20 are revised to read as follows:

      If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page
      24). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge.

      3. The first and second paragraphs in the section captioned "Class A Contingent Deferred Sales Charge" on page 24 are revised to read as follows:

      There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

      o  Purchases aggregating $1 million or more.

      o Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or
      (3) certifies that it projects to have annual plan purchases of $200,000 or more.

      o Purchases by an OppenheimerFunds  Rollover IRA if the purchases are made
      (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or
      (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      4. Effective January 1, 1997, the second sentence in the section captioned "Special
Arrangements with Dealers" on page 25 is deleted.

      5. The seventh subparagraph under the section captioned "Waivers of Class A Sales Charges - Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers" on page 26 is deleted and replaced with the following subparagraph:

            |_| (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

      6. The section captioned "Waivers of Class A Sales Charges - Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 27 is revised to read as follows:

      The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

            o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

            o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

           o      if,  at the time a  purchase  order is  placed  for
                  Class A shares that
                  would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of
                  1/18th of the commission per month ( and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.

            o      for distributions  from Retirement Plans,  deferred
                  compensation
                  plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the

                  Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in
                  Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

October 18, 1996                                           PS0229.005









                      OPPENHEIMER QUEST OFFICERS VALUE FUND
                     Supplement   dated  May  15,  1998  to  the   Statement  of
          Additional Information dated January 26, 1998

The Statement of Additional Information is changed as follows effective June 1, 1998:

      The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 45 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).

May 15, 1998                                                PXO229.005








                OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                  Supplement dated May 15, 1998 to the
                        Prospectus dated January 26, 1998

The Prospectus is changed as follows effective June 1, 1998:

1.    Footnote   number  1  under   the  table   entitled   "Shareholder
Transaction Expenses" on
page 3 is modified to read as follows:

            (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on page 29) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

2. The second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 24 is modified to read as follows:

            If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

3. The first and second sentences of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" starting on page 29 are modified to read as follows:

            If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998).

                                                                     [continued]

4. The second sentence of the fifth paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" starting on page 29 is modified to read as follows:

            However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998).

5. The paragraph entitled "Special Arrangements With Dealers" on page 30 is hereby deleted.

6. The  following  sub-paragraphs  of the section  entitled  "Waivers of Class A
Sales
Charges" are deleted:

            o if, at the time of purchase of shares (if purchased prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

7. The sub-section captioned "OppenheimerFunds Internet Web Site" under the heading "Special Investor Services" is revised as follows:

            OppenheimerFunds  Internet Web Site.  Information  about the
            Fund,
            including your account balance,  daily share prices,  market and Fund
            portfolio information, may be obtained by visiting the OppenheimerFunds
            Internet Web Site, at the following Internet address:
            http://www.oppenheimerfunds.com.    Additionally,    certain
            account
            transactions  may be requested by any shareholder  listed in the registration
            on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.




May 15, 1998                                                  PSO236.009



                   OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                     Supplement   dated  May  15,  1998  to  the   Statement  of
          Additional Information dated January 26, 1998


The Statement of Additional Information is changed as follows effective June 1, 1998:

      The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 40 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).

May 15, 1998                                                PXO236.005